Schedule of consortium (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	R$ 93	R$ 103
[custom:Total2]	93	101
Total		2
Usina De Queimado [Member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)	3.94%
Total	R$ 220	218
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (127)	(117)
Usina De Queimado 1 [Member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Total		R$ 2